Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
General business
Amounts of federal, state and foreign net operating loss carryforwards and foreign tax credit, general business credit and minimum tax credit carryforwards
Tax credit carryforwards	$ 11.1
Minimum tax credit
Amounts of federal, state and foreign net operating loss carryforwards and foreign tax credit, general business credit and minimum tax credit carryforwards
Tax credit carryforwards	1.6
Federal
Amounts of federal, state and foreign net operating loss carryforwards and foreign tax credit, general business credit and minimum tax credit carryforwards
Net operating loss carryforwards	1,766.1
State
Amounts of federal, state and foreign net operating loss carryforwards and foreign tax credit, general business credit and minimum tax credit carryforwards
Net operating loss carryforwards	2,759.2
Foreign
Amounts of federal, state and foreign net operating loss carryforwards and foreign tax credit, general business credit and minimum tax credit carryforwards
Net operating loss carryforwards	2,450.0
Tax credit carryforwards	144.1
Net operating loss carryforwards expire in years 2013 through 2027, if not utilized	137
Net operating loss carryforwards having an indefinite life	$ 2,313